Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 8,794,500	¥ 8,169,900	¥ 8,510,700
Total expenses	[2]	7,108,900	7,410,600	6,887,600
Income before income tax expense		1,685,600	759,300	1,623,100
Net income (loss)	[3]	1,326,013	559,756	1,197,992
Total assets		294,895,707	276,741,152	272,173,200
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	3,467,900	2,151,300	2,827,100
Total expenses	[2]	3,226,200	2,681,200	2,171,800
Income before income tax expense		241,800	(529,900)	655,300
Net income (loss)		62,100	(521,500)	449,000
Total assets		175,801,600	171,683,900	170,063,800
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	3,299,500	3,724,500	3,584,400
Total expenses	[2]	2,110,300	2,701,800	2,978,700
Income before income tax expense		1,189,200	1,022,700	605,600
Net income (loss)		1,112,300	926,300	491,100
Total assets		64,059,600	58,654,100	57,036,000
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	226,200	246,900	198,500
Total expenses	[2]	211,800	297,000	191,600
Income before income tax expense		14,400	(50,100)	6,800
Net income (loss)		5,500	(59,000)	(1,600)
Total assets		5,035,800	3,990,200	4,483,000
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	795,600	840,600	803,700
Total expenses	[2]	793,600	902,200	817,100
Income before income tax expense		2,100	(61,600)	(13,300)
Net income (loss)		(25,900)	(91,100)	(50,000)
Total assets		23,341,100	19,835,400	19,142,100
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	1,005,300	1,206,600	1,097,100
Total expenses	[2]	767,100	828,400	728,400
Income before income tax expense		238,200	378,200	368,600
Net income (loss)		172,000	305,100	309,500
Total assets		¥ 26,657,600	¥ 22,577,700	¥ 21,448,200

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.
[3]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”